Utility Plant and Leases	12 Months Ended
Dec. 31, 2015
Leases [Abstract]
Utility Plant and Leases

Note 2 – Utility Plant and Leases

Net utility plant as of December 31, 2015 and 2014 was as follows (thousands of dollars):

December 31,	2015	2014
Gas plant:
Storage	$22,944	$22,531
Transmission	312,996	312,300
Distribution	4,935,730	4,655,640
General	365,865	356,072
Software and software-related intangibles	203,323	196,035
Other	14,059	14,021

	5,854,917	5,556,599
Less: accumulated depreciation	(2,084,007)	(1,973,098)
Acquisition adjustments, net	370	550
Construction work in progress	119,805	74,332

Net utility plant	$3,891,085	$3,658,383

Utility plant depreciation is computed on the straight-line remaining life method at composite rates considered sufficient to amortize costs over estimated service lives, including components which compensate for removal costs (net of salvage value), and retirements, based on the processes of regulatory proceedings and related regulatory commission approvals and/or mandates. In 2015, annual depreciation and amortization expense averaged 3.6% of the original cost of depreciable and amortizable property. Average rates in 2014 and 2013 also approximated 3.6% on average.

Depreciation and amortization expense on gas plant, including intangibles, was as follows (thousands of dollars):

	2015	2014	2013
Depreciation and amortization expense	$201,233	$194,360	$185,283

Included in the figures above is amortization of intangibles of $12.7 million in 2015, $11.7 million in 2014, and $10.3 million in 2013.

Operating Leases and Rentals.    The Company leases certain office and construction equipment. The majority of these leases are short-term and accounted for as operating leases. For the gas segment, these leases are also treated as operating leases for regulatory purposes. Centuri has various short-term operating leases of equipment and temporary office sites. The table below presents Southwest’s rental payments and Centuri’s lease payments that are included in operating expenses (in thousands):

	2015	2014	2013
Southwest Gas	$4,186	$5,330	$8,308
Centuri	45,849	30,012	27,118

Consolidated rental payments/lease expense	$50,035	$35,342	$35,426

The following is a schedule of future minimum lease payments for significant non-cancelable operating leases (with initial or remaining terms in excess of one year) as of December 31, 2015 (thousands of dollars):

Year Ending December 31,
2016	$6,836
2017	4,732
2018	2,993
2019	2,110
2020	1,473
Thereafter	3,583

Total minimum lease payments	$21,727

Capital Leases.    Centuri leases certain construction equipment under capital leases arrangements. The amounts associated with capital leases of equipment as of December 31, 2015 and 2014 are as follows (thousands of dollars):

December 31,	2015	2014
Capital leases of equipment	$4,584	$5,763
Less: accumulated amortization	(1,043)	(287)

Net capital leases	$3,541	$5,476

The following is a schedule of future minimum lease payments for non-cancelable capital leases (with initial or remaining terms in excess of one year) as of December 31, 2015 (thousands of dollars):

Year Ending December 31,
2016	$1,469
2017	869
2018	494
2019	21
2020	—
Thereafter	—

2,853
Less: amount representing interest	(223)

Total minimum lease payments	$2,630